Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock, $0.001 Par Value [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Stock Subscriptions Receivable [Member]
Balance, values at Nov. 20, 2008
Issuance of common stock for cash, values		$ 6,250			$ (6,250)
Issuance of common stock for cash, shares		6,250,000
Net loss	(49,831)			(49,831)
Balance, values at Dec. 31, 2008	(49,831)	6,250		(49,831)	(6,250)
Balance, shares at Dec. 31, 2008		6,250,000
Receipt of cash on subscription receivable	6,250				6,250
Issuance of common stock for cash, values	136,000	7,855	161,145		(33,000)
Issuance of common stock for cash, shares		7,855,000
Issuance of common stock for services, values	231,600	3,059	228,541
Issuance of common stock for services, shares		3,058,500
Issuance of common stock in conversion of debt, values	106,700	1,067	105,633
Issuance of common stock in conversion of debt, shares		1,067,000
Net loss	(367,387)			(367,387)
Balance, values at Dec. 31, 2009	63,332	18,231	495,319	(417,218)	(33,000)
Balance, shares at Dec. 31, 2009		18,230,500
Receipt of cash on subscription receivable	33,000				33,000
Issuance of common stock for cash, values	376,500	3,765	372,735
Issuance of common stock for cash, shares		3,765,000
Issuance of common stock for services, values	200,000	2,000	198,000
Issuance of common stock for services, shares		2,000,000
Net loss	(1,157,218)			(1,157,218)
Balance, values at Dec. 31, 2010	(484,386)	23,996	1,066,054	(1,574,436)
Balance, shares at Dec. 31, 2010	23,995,500	23,995,500
Issuance of common stock for cash, values	623,700	6,237	617,463
Issuance of common stock for cash, shares		6,237,000
Issuance of common stock for services, values	119,500	1,094	118,406
Issuance of common stock for services, shares		1,094,167
Issuance of common stock and Class A warrants for cash, values	2,991,095	5,415	3,238,680		(253,000)
Issuance of common stock and Class A warrants for cash, shares		5,415,151
Fair value of share based compensation	1,136,708		1,136,708
Net loss	(1,723,108)			(1,723,108)
Balance, values at Jun. 30, 2011	$ 2,663,509	$ 36,742	$ 6,177,311	$ (3,297,544)	$ (253,000)
Balance, shares at Jun. 30, 2011	36,741,818	36,741,818